Fees Summary	Mar. 18, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 12,323,160.00
Final Prospectus	true